Putnam VT Mortgage Securities Fund
The fund's portfolio
9/30/19 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (66.5%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (42.3%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 4/15/28 to 7/20/36	$32,417	$37,282
6.00%, with due dates from 4/15/28 to 11/20/38	88,665	100,282
5.50%, 4/20/38	128,451	143,655
5.00%, TBA, 10/1/49	1,000,000	1,054,141
5.00%, with due dates from 6/20/49 to 8/20/49	84,873	93,149
4.70%, 8/20/67	109,836	123,153
4.50%, TBA, 10/1/49	3,000,000	3,134,766
4.50%, with due dates from 2/20/34 to 5/20/48	1,303,554	1,406,232
4.00%, TBA, 10/1/49	3,000,000	3,119,531
4.00%, with due dates from 4/20/45 to 10/20/45	2,731,717	2,918,433
3.50%, TBA, 10/1/49	5,000,000	5,180,078
3.50%, with due dates from 1/20/45 to 5/20/45	1,652,324	1,749,104
3.00%, TBA, 10/1/49	5,000,000	5,130,078

		24,189,884
U.S. Government Agency Mortgage Obligations (24.2%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 7/1/31	11,468	13,270
7.00%, with due dates from 11/1/26 to 4/1/32	71,020	80,613
5.50%, 12/1/33	14,735	16,411
4.50%, with due dates from 7/1/44 to 8/1/44	147,097	158,609
4.00%, with due dates from 12/1/44 to 9/1/45	861,442	908,928
3.00%, 5/1/31(i)	108,058	111,207
Federal National Mortgage Association Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 11/1/30	8,944	10,295
7.00%, with due dates from 12/1/28 to 12/1/35	352,074	401,445
6.50%, 9/1/36	7,340	8,522
6.00%, 1/1/38	99,068	113,969
5.50%, 1/1/38	392,627	437,328
5.00%, 2/1/39	9,844	10,895
4.50%, with due dates from 7/1/44 to 5/1/45	211,291	227,012
4.00%, 3/1/46	276,415	297,109
3.50%, with due dates from 5/1/45 to 6/1/56	2,711,338	2,855,746
Uniform Mortgage-Backed Securities
4.50%, TBA, 10/1/49	1,000,000	1,052,891
4.00%, TBA, 10/1/49	1,000,000	1,037,656
3.00%, TBA, 10/1/49	4,000,000	4,060,000
2.50%, TBA, 11/1/49	1,000,000	994,766
2.50%, TBA, 10/1/49	1,000,000	995,469

		13,792,141

Total U.S. government and agency mortgage obligations (cost $37,921,013)		$37,982,025

U.S. TREASURY OBLIGATIONS (0.4%)(a)
	Principal amount	Value
U.S. Treasury Notes 2.125%, 2/29/24(i)	$240,000	$246,151

Total U.S. treasury obligations (cost $246,151)		$246,151

MORTGAGE-BACKED SECURITIES (66.6%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (38.3%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 17.635%, 4/15/37	$22,817	$37,563
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 16.362%, 11/15/35	31,985	51,150
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 13.778%, 3/15/35	161,747	214,476
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 11.764%, 6/15/34	24,845	29,039
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	241,445	39,213
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	294,467	30,808
REMICs IFB Ser. 4136, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.223%, 11/15/42	280,553	24,042
REMICs IFB Ser. 4436, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.123%, 2/15/45	869,848	152,459
REMICs Ser. 4546, Class PI, IO, 4.00%, 12/15/45	507,215	65,321
REMICs Ser. 4530, Class HI, IO, 4.00%, 11/15/45	303,126	37,198
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	399,408	59,724
REMICs Ser. 4425, IO, 4.00%, 1/15/45	409,780	57,193
REMICs Ser. 4425, Class EI, IO, 4.00%, 1/15/45	588,424	79,943
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	364,957	70,018
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	848,163	78,959
REMICs Ser. 4019, Class JI, IO, 4.00%, 5/15/41	439,724	38,765
REMICs Ser. 3996, Class IK, IO, 4.00%, 3/15/39	309,547	10,188
REMICs Ser. 4621, Class QI, IO, 3.50%, 10/15/46	762,157	100,513
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	340,164	46,060
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	497,132	53,833
REMICs Ser. 4199, Class CI, IO, 3.50%, 12/15/37	204,803	7,631
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	245,656	18,621
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	412,745	41,790
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	379,165	34,547
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	876,468	71,660
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	912,304	71,747
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	552,700	42,545
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	294,703	20,364
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	401,289	22,873
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	465,971	422,196
REMICs Ser. 3391, PO, zero %, 4/15/37	5,646	5,028
REMICs Ser. 3300, PO, zero %, 2/15/37	2,601	2,322
REMICs Ser. 3326, Class WF, zero %, 10/15/35(WAC)	1,163	964
Strips Ser. 315, PO, zero %, 9/15/43	860,006	748,948
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 27.79%, 7/25/36	17,742	31,646
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 17.166%, 3/25/36	31,574	52,306
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 16.799%, 6/25/37	35,909	56,554
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 16.036%, 11/25/35	31,323	42,321
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 15.883%, 2/25/38	130,576	171,922
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 14.195%, 8/25/35	23,191	31,078
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 13.865%, 12/25/35	35,933	48,790
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 12.146%, 11/25/34	11,463	13,393
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 8.863%, 5/25/40	75,205	89,659
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	678,783	149,955
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	439,782	85,450
REMICs Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	579,279	118,324
REMICs Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	1,273,061	218,395
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	918,607	140,598
REMICs Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	691,206	134,813
REMICs Ser. 12-151, Class IM, IO, 5.00%, 4/25/42	1,078,618	162,813
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.582%, 10/25/41	89,322	12,150
REMICs Ser. 17-66, IO, 4.50%, 9/25/47	1,196,906	204,611
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	1,003,655	196,647
REMICs IFB Ser. 18-47, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.232%, 7/25/48	608,781	108,077
REMICs IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.232%, 6/25/48	1,744,510	307,124
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.232%, 3/25/48	900,395	166,843
REMICs IFB Ser. 17-104, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.132%, 1/25/48	1,794,784	282,364
REMICs IFB Ser. 16-81, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.132%, 11/25/46	2,643,650	490,424
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.082%, 11/25/46	1,873,983	350,269
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.082%, 11/25/46	2,818,894	458,634
REMICs IFB Ser. 16-50, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.082%, 8/25/46	1,276,158	219,341
REMICs IFB Ser. 19-45, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.032%, 8/25/49	1,249,971	220,307
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.032%, 3/25/46	2,112,445	359,817
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	897,696	118,945
REMICs Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	717,354	94,832
REMICs Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	237,850	22,049
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	460,141	41,143
REMICs IFB Ser. 19-58, Class SA, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 3.968%, 10/25/49	1,249,000	218,671
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	2,098,015	284,298
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	615,743	66,321
REMICs Ser. 12-124, Class JI, IO, 3.50%, 11/25/42	192,289	16,864
REMICs Ser. 13-22, Class PI, IO, 3.50%, 10/25/42	544,006	78,545
REMICs Ser. 12-114, Class NI, IO, 3.50%, 10/25/41	816,949	95,799
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	304,085	26,543
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	686,497	60,068
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	291,036	25,827
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	207,117	9,377
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	300,861	16,148
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	441,769	22,553
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	372,618	27,301
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	262,378	8,542
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	398,122	13,038
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	236,911	8,031
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	450,499	32,414
REMICs FRB Ser. 07-95, Class A3, (1 Month US LIBOR + 0.25%), 2.395%, 8/27/36	1,868,618	1,798,420
Trust FRB Ser. 03-W8, Class 3F2, (1 Month US LIBOR + 0.35%), 2.368%, 5/25/42	3,247	3,264
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38	31,424	29,515
REMICs Ser. 07-44, Class CO, PO, zero %, 5/25/37	10,340	8,944
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	392,870	85,449
Ser. 14-137, Class ID, IO, 5.50%, 9/16/44	458,422	96,703
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	743,262	151,559
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	324,368	62,188
Ser. 14-76, IO, 5.00%, 5/20/44	409,575	82,751
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	295,917	47,712
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	176,228	35,492
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	132,277	26,182
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	196,426	39,559
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	619,715	126,360
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	484,029	97,561
IFB Ser. 11-81, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.71%), 4.678%, 11/16/36	106,731	2,731
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.656%, 12/20/43	325,798	66,991
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.556%, 4/20/38	832,755	183,206
Ser. 18-1, IO, 4.50%, 1/20/48	785,901	107,393
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	167,185	16,495
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	466,096	85,199
Ser. 12-129, IO, 4.50%, 11/16/42	368,557	75,079
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	639,442	123,871
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	451,108	56,971
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	271,376	49,336
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	161,203	28,658
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	132,397	24,798
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	144,469	31,919
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	559,233	114,204
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.156%, 6/20/48	785,565	109,979
IFB Ser. 13-87, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.156%, 6/20/43	1,561,505	285,006
IFB Ser. 19-35, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.123%, 1/16/44	752,787	129,237
IFB Ser. 19-100, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.056%, 8/20/49	1,000,000	141,400
IFB Ser. 19-83, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.056%, 7/20/49	1,939,754	235,641
Ser. 16-69, IO, 4.00%, 5/20/46	710,027	103,068
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	412,944	80,400
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	708,703	73,603
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	628,453	124,019
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	153,524	24,105
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	424,994	73,292
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	1,531,828	282,377
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	189,399	31,297
Ser. 14-104, IO, 4.00%, 3/20/42	447,634	67,190
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	182,846	10,065
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	217,707	11,422
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39	200,704	7,330
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	619,315	86,604
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	521,423	25,550
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	603,634	63,394
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	367,135	39,783
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	524,091	62,463
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	242,099	29,931
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	202,957	24,426
Ser. 12-136, IO, 3.50%, 11/20/42	526,792	90,623
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	1,147,054	87,795
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	170,028	13,043
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	548,605	53,489
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39	459,040	21,464
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	496,113	33,159
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40	692,310	28,387
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	211,405	11,564
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	451,018	39,735
Ser. 16-H18, Class QI, IO, 2.869%, 6/20/66(WAC)	1,306,399	154,043
Ser. 17-H03, Class KI, IO, 2.663%, 1/20/67(WAC)	1,503,548	192,761
Ser. 16-H13, Class IK, IO, 2.618%, 6/20/66(WAC)	1,240,453	155,057
Ser. 16-H17, Class DI, IO, 2.615%, 7/20/66(WAC)	1,323,361	129,527
Ser. 15-H22, Class GI, IO, 2.577%, 9/20/65(WAC)	1,351,602	156,245
Ser. 17-H04, Class BI, IO, 2.538%, 2/20/67(WAC)	954,930	124,141
Ser. 17-H08, Class GI, IO, 2.442%, 2/20/67(WAC)	995,508	146,837
Ser. 17-H08, Class EI, IO, 2.419%, 2/20/67(WAC)	1,265,811	155,062
Ser. 16-H04, Class HI, IO, 2.38%, 7/20/65(WAC)	857,155	70,972
Ser. 16-H24, Class KI, IO, 2.361%, 11/20/66(WAC)	760,379	96,948
Ser. 18-H02, Class IM, IO, 2.346%, 2/20/68(WAC)	820,247	117,910
Ser. 16-H27, Class GI, IO, 2.32%, 12/20/66(WAC)	1,524,091	195,116
Ser. 18-H02, IO, 2.312%, 1/20/68(WAC)	433,110	54,814
Ser. 17-H06, Class MI, IO, 2.306%, 2/20/67(WAC)	1,678,733	186,635
Ser. 17-H14, Class LI, IO, 2.295%, 6/20/67(WAC)	796,302	94,561
Ser. 16-H07, Class PI, IO, 2.275%, 3/20/66(WAC)	2,389,572	271,814
Ser. 18-H05, Class ID, IO, 2.258%, 3/20/68(WAC)	558,317	72,581
Ser. 16-H23, Class NI, IO, 2.258%, 10/20/66(WAC)	1,877,980	212,212
Ser. 18-H01, Class XI, IO, 2.254%, 1/20/68(WAC)	1,228,206	182,696
Ser. 16-H03, Class AI, IO, 2.229%, 1/20/66(WAC)	1,450,821	132,387
Ser. 17-H08, Class NI, IO, 2.226%, 3/20/67(WAC)	984,770	109,408
Ser. 17-H25, Class CI, IO, 2.214%, 12/20/67(WAC)	1,655,832	235,956
Ser. 17-H14, Class JI, IO, 2.191%, 6/20/67(WAC)	563,491	78,889
Ser. 17-H25, Class AI, IO, 2.176%, 12/20/67(WAC)	548,339	64,430
Ser. 17-H03, Class CI, IO, 2.173%, 12/20/66(WAC)	701,253	83,274
Ser. 15-H10, Class HI, IO, 2.167%, 4/20/65(WAC)	2,182,403	188,123
Ser. 16-H14, Class AI, IO, 2.165%, 6/20/66(WAC)	891,346	91,389
Ser. 16-H24, Class JI, IO, 2.159%, 11/20/66(WAC)	599,154	72,647
Ser. 16-H24, IO, 2.117%, 9/20/66(WAC)	928,696	102,157
Ser. 16-H06, Class AI, IO, 2.107%, 2/20/66	774,455	69,297
Ser. 16-H11, Class HI, IO, 2.097%, 1/20/66(WAC)	2,898,895	242,782
Ser. 16-H06, Class HI, IO, 2.082%, 2/20/66	1,132,474	95,352
FRB Ser. 15-H16, Class XI, IO, 2.052%, 7/20/65(WAC)	810,250	86,049
Ser. 15-H24, Class HI, IO, 2.034%, 9/20/65(WAC)	1,173,414	72,848
Ser. 15-H13, Class AI, IO, 2.034%, 6/20/65(WAC)	1,242,987	111,869
Ser. 17-H20, Class AI, IO, 1.997%, 10/20/67(WAC)	2,323,225	304,189
Ser. 17-H16, Class HI, IO, 1.978%, 8/20/67(WAC)	864,477	82,125
Ser. 15-H04, Class AI, IO, 1.963%, 12/20/64(WAC)	1,090,178	87,214
Ser. 15-H23, Class TI, IO, 1.932%, 9/20/65(WAC)	1,013,646	99,033
Ser. 16-H04, Class KI, IO, 1.891%, 2/20/66(WAC)	1,604,456	118,329
Ser. 16-H10, Class AI, IO, 1.873%, 4/20/66(WAC)	1,271,955	86,081
Ser. 17-H09, IO, 1.861%, 4/20/67(WAC)	907,895	86,631
Ser. 17-H10, Class MI, IO, 1.853%, 4/20/67(WAC)	1,087,998	101,837
Ser. 15-H25, Class BI, IO, 1.85%, 10/20/65(WAC)	968,986	90,310
Ser. 16-H06, Class DI, IO, 1.782%, 7/20/65	1,347,364	103,646
Ser. 15-H22, Class AI, IO, 1.776%, 9/20/65(WAC)	1,533,752	148,467
Ser. 15-H20, Class CI, IO, 1.746%, 8/20/65(WAC)	1,384,807	142,774
Ser. 17-H25, IO, 1.728%, 11/20/67(WAC)	978,346	112,816
Ser. 14-H25, Class BI, IO, 1.706%, 12/20/64(WAC)	1,069,621	78,636
Ser. 14-H21, Class AI, IO, 1.631%, 10/20/64(WAC)	1,443,606	120,582
Ser. 14-H18, Class CI, IO, 1.617%, 9/20/64(WAC)	974,416	81,066
Ser. 17-H06, Class EI, IO, 1.60%, 2/20/67(WAC)	646,337	44,242
Ser. 16-H08, Class GI, IO, 1.446%, 4/20/66(WAC)	905,962	47,191
FRB Ser. 11-H07, Class FI, IO, 1.259%, 2/20/61(WAC)	3,679,670	104,871
Ser. 10-151, Class KO, PO, zero %, 6/16/37	26,252	23,090
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,389	1,203

		21,830,108
Commercial mortgage-backed securities (7.6%)
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	71,000	63,190
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 5.012%, 5/10/47(WAC)	228,000	231,632
FRB Ser. 14-CR17, Class E, 5.012%, 5/10/47(WAC)	124,000	116,560
FRB Ser. 14-CR19, Class D, 4.906%, 8/10/47(WAC)	133,000	132,895
FRB Ser. 13-CR6, Class D, 4.218%, 3/10/46(WAC)	234,000	236,906
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.417%, 4/15/50(WAC)	101,000	106,141
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.512%, 8/10/44(WAC)	167,000	173,735
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.157%, 1/10/47(WAC)	57,000	58,585
FRB Ser. 14-GC22, Class C, 4.847%, 6/10/47(WAC)	85,000	89,837
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.667%, 9/10/47(WAC)	329,000	276,922
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C18, Class C, 4.973%, 2/15/47(WAC)	110,000	117,408
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.859%, 8/15/46(WAC)	229,000	225,588
FRB Ser. 14-C25, Class D, 4.104%, 11/15/47(WAC)	139,000	124,774
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	181,021	166,684
FRB Ser. 13-LC11, Class D, 4.307%, 4/15/46(WAC)	168,000	151,143
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.853%, 2/15/46(WAC)	245,000	244,101
FRB Ser. 10-C2, Class D, 5.786%, 11/15/43(WAC)	131,000	132,795
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	128,147	102,176
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class D, 5.074%, 4/15/47(WAC)	180,000	190,720
FRB Ser. 13-C10, Class F, 4.218%, 7/15/46(WAC)	141,000	119,300
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.292%, 7/15/49(WAC)	148,000	147,155
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 5.728%, 5/10/45(WAC)	281,000	281,318
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	289,000	270,243
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class D, 4.63%, 12/10/45(WAC)	109,000	109,056
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.252%, 1/10/45(WAC)	181,000	188,070
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 12-C9, Class D, 4.971%, 11/15/45(WAC)	290,000	292,919

		4,349,853
Residential mortgage-backed securities (non-agency) (20.7%)
Arroyo Mortgage Trust 144A Ser. 18-1, Class A3, 4.157%, 4/25/48(WAC)	109,107	111,187
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.028%, 11/28/36	450,000	452,436
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class 21A1, 4.183%, 10/25/35(WAC)	215,896	200,880
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 5.368%, 10/25/27 (Bermuda)	150,000	154,313
FRB Ser. 18-2A, Class M1C, (1 Month US LIBOR + 1.60%), 3.618%, 8/25/28 (Bermuda)	190,000	189,786
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 2.258%, 6/25/36	490,000	465,107
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 2.198%, 11/25/47	280,847	241,314
Citigroup Mortgage Loan Trust FRB Ser. 07-AR5, Class 1A1A, 4.733%, 4/25/37(WAC)	335,706	335,261
Countrywide Alternative Loan Trust
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 2.224%, 2/20/47	305,023	240,869
FRB Ser. 07-OA6, Class A1A, (1 Month US LIBOR + 0.14%), 2.158%, 6/25/37	64,015	61,095
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (1 Month US LIBOR + 0.18%), 2.198%, 6/25/47	396,387	375,329
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA1, Class B, (1 Month US LIBOR + 8.80%), 10.818%, 3/25/28	247,872	306,999
Structured Agency Credit Risk Trust FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 7.018%, 12/25/28	362,000	391,896
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 6.768%, 10/25/24	261,104	277,177
Structured Agency Credit Risk Debt Notes FRB Ser. 14-DN4, Class M3, (1 Month US LIBOR + 4.55%), 6.568%, 10/25/24	160,676	172,244
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M3, (1 Month US LIBOR + 3.80%), 5.818%, 3/25/25	198,807	205,145
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 5.468%, 10/25/29	250,000	263,927
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class B1, (1 Month US LIBOR + 3.15%), 5.168%, 7/25/30	250,000	252,083
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	50,000	50,771
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2, (1 Month US LIBOR + 2.65%), 4.668%, 12/25/29	260,000	266,730
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 4.318%, 9/25/30	295,000	298,139
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 19-DNA1, Class B1, (1 Month US LIBOR + 4.65%), 6.668%, 1/25/49	50,000	55,242
Structured Agency Credit Risk Debt FRN Ser. 19-DNA2, Class B1, (1 Month US LIBOR + 4.35%), 6.368%, 3/25/49	60,000	63,897
Structured Agency Credit Risk Debt FRN Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 5.718%, 12/25/30	410,000	432,010
Structured Agency Credit Risk Debt FRN Ser. 19-HQA3, Class B1, (1 Month US LIBOR + 3.00%), 5.057%, 9/25/49	220,000	219,999
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	69,000	69,901
Structured Agency Credit Risk Trust FRN Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 4.668%, 1/25/49	86,000	87,251
Structured Agency Credit Risk Debt FRN Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 4.468%, 3/25/49	217,000	219,190
Structured Agency Credit Risk Trust FRN Ser. 18-DNA2, Class M2, (1 Month US LIBOR + 2.15%), 4.168%, 12/25/30	75,000	75,515
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.268%, 9/25/28	51,789	74,559
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 13.768%, 10/25/28	155,695	222,117
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 12.768%, 1/25/29	9,973	13,201
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.018%, 9/25/28	124,628	135,762
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.718%, 4/25/28	63,155	68,938
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.518%, 9/25/29	44,000	51,300
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 7.318%, 10/25/28	167,000	179,409
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 6.468%, 1/25/29	172,593	181,410
Connecticut Avenue Securities Trust FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 6.468%, 5/25/30	39,000	43,003
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 6.368%, 5/25/29	18,576	19,562
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 6.268%, 1/25/31	90,000	97,931
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.268%, 4/25/29	197,000	210,305
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1, (1 Month US LIBOR + 4.15%), 6.168%, 2/25/30	200,000	214,804
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 6.018%, 5/25/30	220,000	237,217
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 5.618%, 1/25/30	418,000	439,304
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 5.568%, 7/25/30	379,000	394,247
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 5.568%, 7/25/29	255,000	267,787
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2, (1 Month US LIBOR + 2.65%), 4.668%, 2/25/30	234,000	239,029
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 4.568%, 12/25/30	300,000	305,452
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 4.368%, 1/25/31	130,000	131,364
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 4.268%, 7/25/30	25,000	25,277
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (1 Month US LIBOR + 2.20%), 4.218%, 8/25/30	299,000	301,297
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1M2, (1 Month US LIBOR + 2.15%), 4.168%, 10/25/30	151,000	152,289
Federal National Mortgage Association 144A Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (1 Month US LIBOR + 2.30%), 4.318%, 8/25/31	42,000	42,272
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (1 Month US LIBOR + 0.16%), 2.178%, 11/25/36	131,058	126,895
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	100,000	99,700
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (1 Month US LIBOR + 0.93%), 2.948%, 11/25/34	53,150	53,007
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 2.975%, 2/26/37	126,534	114,396
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 4.868%, 7/25/28 (Bermuda)	220,000	220,619
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 2.138%, 8/25/36	55,093	50,377
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 4.166%, 12/25/35(WAC)	299,498	300,534
FRB Ser. 05-AR12, Class 1A8, 3.876%, 10/25/35(WAC)	90,563	91,972
FRB Ser. 05-AR8, Class 2AC2, (1 Month US LIBOR + 0.92%), 2.938%, 7/25/45	111,138	110,220
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 07-2, Class A3, (1 Month US LIBOR + 0.23%), 2.248%, 4/25/37	92,131	89,664

		11,840,913

Total mortgage-backed securities (cost $37,902,071)		$38,020,874

PURCHASED SWAP OPTIONS OUTSTANDING (7.9%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
3.312/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	$4,197,400	$594,226
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	1,166,600	227,825
2.3075/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075	503,600	89,872
(3.312)/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	4,197,400	89,363
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	1,166,600	49,907
(2.3075)/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075	503,600	22,179
Citibank, N.A.
(1.30)/3 month USD-LIBOR-BBA/Dec-24	Dec-19/1.30	7,509,400	87,785
Goldman Sachs International
2.7475/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7475	4,128,600	456,953
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983	1,045,200	15,427
(2.7475)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7475	4,128,600	454
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162	2,042,400	369,266
3.096/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096	1,633,900	233,288
(3.162)/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162	2,042,400	1,961
(3.095)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.095	4,084,800	4
(3.096)/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096	1,633,900	2
Morgan Stanley & Co. International PLC
2.8025/3 month USD-LIBOR-BBA/Apr-56	Apr-26/2.8025	1,376,200	383,120
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	3,267,200	366,776
2.764/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764	3,267,200	364,456
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	790,100	221,030
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00	790,100	221,015
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	790,100	220,944
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75	790,100	189,632
(2.8025)/3 month USD-LIBOR-BBA/Apr-56	Apr-26/2.8025	1,376,200	68,549
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	951,100	53,499
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	951,100	44,169
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	3,267,200	8,821
(2.764)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764	3,267,200	8,560
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904	447,900	3,727
(3.0975)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.0975	4,084,800	4
(2.265)/3 month USD-LIBOR-BBA/Oct-29	Oct-19/2.265	4,397,100	4
UBS AG
(1.6125)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.6125	951,100	53,518
1.6125/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.6125	951,100	44,151

Total purchased swap options outstanding (cost $2,632,810)			$4,490,487

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Oct-19/$101.72	$29,000,000	$29,000,000	$18,821
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Oct-19/102.16	2,000,000	2,000,000	108
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/102.20	2,000,000	2,000,000	13,674
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Nov-19/101.24	3,000,000	3,000,000	9,900
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Nov-19/99.74	3,000,000	3,000,000	1,677
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/100.49	2,000,000	2,000,000	22
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/100.30	2,000,000	2,000,000	6
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/100.12	2,000,000	2,000,000	2
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Oct-19/102.94	19,000,000	19,000,000	1,501
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	Oct-19/103.98	5,000,000	5,000,000	565

Total purchased options outstanding (cost $231,487)				$46,276

ASSET-BACKED SECURITIES (2.2%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 2.868%, 11/25/51	$299,000	$299,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 2.818%, 6/25/52	152,000	152,000
Station Place Securitization Trust 144A
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 2.787%, 10/24/20	134,000	134,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 2.737%, 9/24/20	275,000	275,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 2.737%, 6/24/20	275,000	275,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%), 2.737%, 2/24/20	136,000	136,000

Total asset-backed securities (cost $1,271,000)		$1,271,000

SHORT-TERM INVESTMENTS (10.6%)(a)
	Principal amount	Value
Interest in $384,750,000 joint tri-party repurchase agreement dated 9/30/19 with HSBC Bank USA, National Association due 10/1/19 - maturity value of $3,333,219 for an effective yield of 2.370% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 5.500% and due dates ranging from 4/1/25 to 9/1/49, valued at $392,470,836)	$3,333,000	$3,333,000
U.S. Treasury Bills 2.037%, 12/5/19(SEG)(SEGCCS)	223,000	222,281
U.S. Treasury Bills 1.924%, 11/14/19(SEGCCS)	119,000	118,741
U.S. Treasury Bills 1.864%, 11/7/19(SEG)(SEGSF)(SEGCCS)	1,132,000	1,129,999
U.S. Treasury Bills 2.031%, 11/21/19(SEGSF)(SEGCCS)	768,000	766,048
U.S. Treasury Bills 1.908%, 1/2/20(SEGCCS)	60,000	59,719
U.S. Treasury Bills 1.908%, 3/12/20(SEGCCS)	450,000	446,348

Total short-term investments (cost $6,075,553)		$6,076,136
TOTAL INVESTMENTS

Total investments (cost $86,280,085)		$88,132,949

FUTURES CONTRACTS OUTSTANDING at 9/30/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Dollar 90 day (Long)	44	$44,000,000	$10,816,300	Mar-20	$(12,604)
Euro-Dollar 90 day (Short)	44	44,000,000	10,846,550	Mar-21	(30,495)
U.S. Treasury Bond Ultra 30 yr (Long)	2	383,813	383,813	Dec-19	(8,005)
U.S. Treasury Note 2 yr (Long)	9	1,939,500	1,939,500	Dec-19	(4,755)
U.S. Treasury Note 5 yr (Short)	15	1,787,227	1,787,227	Dec-19	10,397

Unrealized appreciation					10,397

Unrealized (depreciation)					(55,859)

Total					$(45,462)

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/19 (premiums $2,516,664) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value
Bank of America N.A.
3.195/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	$1,981,700	$62,067
(3.195)/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	1,981,700	690,048
Citibank, N.A.
1.475/3 month USD-LIBOR-BBA/Dec-24	Dec-19/1.475	15,018,800	95,219
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823	4,180,800	13,295
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	2,064,300	27,579
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	2,064,300	251,886
JPMorgan Chase Bank N.A.
3.415/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.415	8,169,600	8
2.975/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975	2,042,400	266
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	2,042,400	18,484
(2.975)/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975	2,042,400	93,072
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	2,042,400	294,187
Morgan Stanley & Co. International PLC
3.3975/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.3975	8,169,600	8
2.7225/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	2,376,000	309
2.715/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715	2,376,000	380
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664	1,791,800	3,046
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	891,000	17,321
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	891,000	17,856
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	951,100	34,097
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	951,100	45,291
2.7875/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	1,238,600	80,720
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	891,000	108,399
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	891,000	110,716
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75	790,100	174,660
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00	790,100	210,799
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00	790,100	210,909
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00	790,100	210,949
(2.715)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715	2,376,000	256,038
(2.7225)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	2,376,000	257,463
(2.7875)/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	1,238,600	348,852
UBS AG
(1.30)/3 month USD-LIBOR-BBA/Aug-26	Aug-21/1.30	2,021,100	29,225
1.30/3 month USD-LIBOR-BBA/Aug-26	Aug-21/1.30	2,021,100	44,745

Total			$3,707,894

WRITTEN OPTIONS OUTSTANDING at 9/30/19 (premiums $233,672) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Oct-19/$102.20	$2,000,000	$2,000,000	$82
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/101.72	29,000,000	29,000,000	77,720
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/102.16	2,000,000	2,000,000	12,920
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Nov-19/100.74	3,000,000	3,000,000	5,496
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Nov-19/100.24	3,000,000	3,000,000	3,051
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.43	2,000,000	2,000,000	2
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.96	2,000,000	2,000,000	2
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.59	2,000,000	2,000,000	2
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.05	2,000,000	2,000,000	2
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.24	2,000,000	2,000,000	2
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.77	2,000,000	2,000,000	2
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Oct-19/102.94	19,000,000	19,000,000	66,823
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	Nov-19/104.00	2,000,000	2,000,000	2,588
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	Nov-19/104.19	2,000,000	2,000,000	1,288
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	Nov-19/104.09	2,000,000	2,000,000	1,014
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Put)	Oct-19/103.98	5,000,000	5,000,000	10,335

Total				$181,329

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/19 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	$4,806,000	$(44,335)	$44,696
2.027/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/2.027	1,058,800	(24,352)	29,519
(2.027)/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/2.027	1,058,800	(24,352)	(16,136)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	4,806,000	(44,335)	(29,509)
Citibank, N.A.
1.765/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765	4,505,600	(60,375)	33,251
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	237,000	(30,514)	23,271
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	237,000	(30,514)	(18,913)
(1.765)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765	4,505,600	(60,375)	(36,180)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	3,364,200	30,782	5,686
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	3,364,200	30,782	(5,988)
Goldman Sachs International
1.755/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755	4,505,600	(60,600)	31,674
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	19,700
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	(16,914)
(1.755)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755	4,505,600	(60,600)	(35,639)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,166,600	(162,887)	163,242
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	237,000	(36,640)	25,212
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	395,400	(22,854)	17,117
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	237,000	(25,430)	(16,242)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	395,400	(41,122)	(19,671)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,166,600	(162,887)	(138,755)
Morgan Stanley & Co. International PLC
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	237,000	(25,501)	21,738
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	67,100	(7,656)	17,232
1.5775/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775	3,468,500	(19,111)	4,960
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	67,100	(7,656)	(6,101)
(1.5775)/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775	3,468,500	(19,111)	(6,139)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	237,000	(36,308)	(22,126)
Wells Fargo Bank, N.A.
2.2775/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	264,700	(22,367)	24,538
(2.2775)/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	264,700	(22,367)	(9,099)

Unrealized appreciation				461,836

Unrealized (depreciation)				(377,412)

Total				$84,424

TBA SALE COMMITMENTS OUTSTANDING at 9/30/19 (proceeds receivable $7,121,914) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 3.50%, 10/1/49	$2,000,000	10/10/19	$2,051,562
Uniform Mortgage-Backed Securities, 3.00%, 10/1/49	4,000,000	10/10/19	4,060,000
Uniform Mortgage-Backed Securities, 2.50%, 10/1/49	1,000,000	10/10/19	995,469

Total			$7,107,031

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$508,000	$191,592		$(17)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$196,592
		2,042,400	267,855		(29)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(271,279)
		1,127,400	150,879		(16)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	151,658
		6,127,200	13,272		(3,078)	1/22/20	3 month USD-LIBOR-BBA — Quarterly	2.86% — Semiannually	16,257
		191,900	4,258	(E)	(1)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	4,257
		496,600	10,597	(E)	(3)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(10,600)
		294,100	28,917		(4)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(29,101)
		1,039,500	33,838	(E)	(210)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	33,627
		359,400	7,957	(E)	(61)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	7,896
		318,200	36,919	(E)	(5)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	36,915
		835,800	84,655	(E)	(12)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(84,667)
		271,600	59,543	(E)	(9)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(59,553)
		825,700	67,712	(E)	(425)	3/26/30	2.44% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(68,136)
		647,500	11,090	(E)	(4)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	11,086
		950,400	16,493	(E)	(5)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	16,488
		1,115,200	56,012	(E)	(16)	3/4/30	2.098% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(56,028)
		229,300	12,903	(E)	(5)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	12,898
		705,700	39,885	(E)	(10)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(39,895)
		1,219,900	69,933	(E)	—	12/14/30	2.1935% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(69,933)
		514,200	80,953	(E)	—	6/14/52	2.4105% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(80,953)
		658,600	18,030	(E)	(7)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	18,022
		55,100	7,348	(E)	(2)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(7,350)
		129,800	6,051	(E)	(2)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,053)
		199,100	7,495	(E)	(3)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(7,498)
		18,000	2,156	(E)	(1)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,157)
		1,364,300	8,384	(E)	(8)	2/7/24	1.733% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(8,391)
		210,100	8,908	(E)	(3)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(8,911)
		334,100	41,384	(E)	(11)	7/22/52	2.2685% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(41,395)
		561,600	23,769	(E)	(19)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(23,788)
		476,200	2,290	(E)	(7)	8/28/30	1.5095% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,283
		1,081,400	9,483	(E)	(10)	12/9/24	1.30% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	9,473
		419,900	10,848	(E)	(14)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	10,834
		1,927,000	14,782		(26)	9/24/29	1.655% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(14,628)
		964,000	3,446		(13)	9/26/29	1.534% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,511
		44,981,800	23,031	(E)	27,384	12/18/21	1.58% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,353
		40,207,200	56,009	(E)	(49,117)	12/18/24	1.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	6,891
		1,089,900	17,396	(E)	(15,526)	12/18/49	1.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,870
		27,715,300	100,219	(E)	81,717	12/18/29	3 month USD-LIBOR-BBA — Quarterly	1.525% — Semiannually	(18,501)
		4,505,600	1,789		(36)	9/30/24	1.50% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,828
		1,564,000	1,874		(21)	9/30/29	1.5594% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,877
		4,505,600	4,844		(36)	10/1/24	1.53% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,879)

	Total				$40,329				$(365,080)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/19 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$25,144	$24,637	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(223)
18,755	18,376	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(166)
Barclays Bank PLC
215,416	215,576	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	359
32,568	32,592	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	54
153,285	153,532	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	422
6,387	6,397	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	18
4,004,048	4,012,639	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	13,956
247,949	248,302	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	682
44,710	44,847	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	199
205,339	205,621	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(633)
3,332,375	3,335,908	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(9,643)
1,400	1,384	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2)
23,932	23,685	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	5
31,120	30,491	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	276
16,757	16,568	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(21)
13,524	13,463	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	101
18,918	18,763	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	67
1,345	1,334	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	5
Citibank, N.A.
45,659	45,757	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	159
Credit Suisse International
22,998	22,745	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(28)
10,342	10,219	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(13)
2,990	2,957	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(4)
49,169	48,493	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(158)
21,535	21,101	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(191)
14,891	14,602	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(128)
10,865	10,654	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(93)
36,533	35,796	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	324
25,335	25,049	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(32)
Goldman Sachs International
12,069	12,082	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(35)
32,195	32,229	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(93)
89,331	89,426	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(259)
237,791	238,043	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(688)
325,725	326,071	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(943)
43,984	43,515	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	84
59,392	58,778	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	13
59,392	58,778	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	13
46,907	46,423	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	11
43,955	43,501	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	10
39,688	39,278	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	9
11,580	11,453	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4
35,882	35,158	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	318
32,421	32,055	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(41)
81,567	81,201	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	607
57,260	57,003	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	426
33,801	33,649	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	251
131	131	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1
41,375	41,038	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	147
37,754	37,446	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	135
36,585	36,287	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	130
29,126	28,889	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	104
8,249	8,182	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	29
JPMorgan Chase Bank N.A.
35,143	34,433	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(312)
2,958	2,898	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(26)
32,395	32,029	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(41)
JPMorgan Securities LLC
22,998	22,745	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	28
25,947	25,590	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(83)
273,265	270,443	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(59)

Upfront premium received		—	Unrealized appreciation			18,947

Upfront premium (paid)		—	Unrealized (depreciation)			(13,915)

	Total	$—			Total	$5,032

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	$(603)	$1,365,000	$3,003	5/11/63	200 bp — Monthly	$2,855
	CMBX NA BB.6 Index	BB/P	5,963	30,000	4,674	5/11/63	500 bp — Monthly	1,314
	CMBX NA BB.7 Index	BB/P	1,666	12,000	857	1/17/47	500 bp — Monthly	819
	CMBX NA BB.7 Index	BB/P	2,571	20,000	1,428	1/17/47	500 bp — Monthly	1,159
	CMBX NA BBB-.6 Index	BBB-/P	1,710	20,000	1,692	5/11/63	300 bp — Monthly	24
	CMBX NA BBB-.6 Index	BBB-/P	3,834	41,000	3,469	5/11/63	300 bp — Monthly	386
	CMBX NA BBB-.6 Index	BBB-/P	6,614	65,000	5,499	5/11/63	300 bp — Monthly	1,148
	CMBX NA BBB-.6 Index	BBB-/P	7,673	75,000	6,345	5/11/63	300 bp — Monthly	1,366
	CMBX NA BBB-.6 Index	BBB-/P	8,270	85,000	7,191	5/11/63	300 bp — Monthly	1,122
	CMBX NA BBB-.6 Index	BBB-/P	10,672	126,000	10,660	5/11/63	300 bp — Monthly	75
	CMBX NA BBB-.6 Index	BBB-/P	17,274	173,000	14,636	5/11/63	300 bp — Monthly	2,725
	CMBX NA BBB-.6 Index	BBB-/P	27,781	328,000	27,749	5/11/63	300 bp — Monthly	196
	CMBX NA BBB-.6 Index	BBB-/P	70,404	703,000	59,474	5/11/63	300 bp — Monthly	11,281
	CMBX NA BBB-.6 Index	BBB-/P	235,761	2,490,000	210,654	5/11/63	300 bp — Monthly	26,352
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(104)	94,000	207	5/11/63	200 bp — Monthly	134
	CMBX NA BB.7 Index	BB/P	2,541	19,000	1,357	1/17/47	500 bp — Monthly	1,201
	CMBX NA BBB-.6 Index	BBB-/P	306,318	3,260,000	275,796	5/11/63	300 bp — Monthly	32,152
	Deutsche Bank AG
	CMBX NA BBB-.6 Index	BBB-/P	53,946	506,000	42,808	5/11/63	300 bp — Monthly	11,392
	Goldman Sachs International
	CMBX NA A.7 Index	A-/P	(213)	146,000	2,526	1/17/47	200 bp — Monthly	2,362
	CMBX NA BBB-.6 Index	BBB-/P	142	1,000	85	5/11/63	300 bp — Monthly	58
	CMBX NA BBB-.6 Index	BBB-/P	2,986	27,000	2,284	5/11/63	300 bp — Monthly	715
	CMBX NA BBB-.6 Index	BBB-/P	4,916	49,000	4,145	5/11/63	300 bp — Monthly	795
	CMBX NA BBB-.6 Index	BBB-/P	9,878	85,000	7,191	5/11/63	300 bp — Monthly	2,730
	CMBX NA BBB-.6 Index	BBB-/P	24,037	208,000	17,597	5/11/63	300 bp — Monthly	6,544
	CMBX NA BBB-.6 Index	BBB-/P	41,260	411,000	34,771	5/11/63	300 bp — Monthly	6,695
	CMBX NA BBB-.6 Index	BBB-/P	50,168	470,000	39,762	5/11/63	300 bp — Monthly	10,641
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	6,349	276,000	607	5/11/63	200 bp — Monthly	7,049
	CMBX NA BB.10 Index	BB-/P	2,006	25,000	2,180	5/11/63	500 bp — Monthly	(153)
	CMBX NA BBB-.6 Index	BBB-/P	299	3,000	254	5/11/63	300 bp — Monthly	47
	CMBX NA BBB-.6 Index	BBB-/P	1,198	12,000	1,015	5/11/63	300 bp — Monthly	188
	CMBX NA BBB-.6 Index	BBB-/P	2,414	24,000	2,030	5/11/63	300 bp — Monthly	396
	CMBX NA BBB-.6 Index	BBB-/P	4,442	45,000	3,807	5/11/63	300 bp — Monthly	657
	CMBX NA BBB-.6 Index	BBB-/P	7,983	83,000	7,022	5/11/63	300 bp — Monthly	1,003
	CMBX NA BBB-.6 Index	BBB-/P	108,614	821,000	69,457	5/11/63	300 bp — Monthly	39,568
	Merrill Lynch International
	CMBX NA BB.6 Index	BB/P	4,683	23,000	3,583	5/11/63	500 bp — Monthly	1,119
	CMBX NA BB.7 Index	BB/P	1,452	12,000	857	1/17/47	500 bp — Monthly	605
	CMBX NA BBB-.6 Index	BBB-/P	489	5,000	423	5/11/63	300 bp — Monthly	69
	CMBX NA BBB-.6 Index	BBB-/P	863	9,000	761	5/11/63	300 bp — Monthly	107
	CMBX NA BBB-.6 Index	BBB-/P	873	9,000	761	5/11/63	300 bp — Monthly	116
	CMBX NA BBB-.6 Index	BBB-/P	1,731	18,000	1,523	5/11/63	300 bp — Monthly	217
	CMBX NA BBB-.6 Index	BBB-/P	2,012	20,000	1,692	5/11/63	300 bp — Monthly	330
	CMBX NA BBB-.6 Index	BBB-/P	3,704	37,000	3,130	5/11/63	300 bp — Monthly	592
	CMBX NA BBB-.6 Index	BBB-/P	83,570	847,000	71,656	5/11/63	300 bp — Monthly	12,338
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	2,052	755,000	1,661	5/11/63	200 bp — Monthly	3,965
	CMBX NA A.6 Index	A/P	—	452,000	994	5/11/63	200 bp — Monthly	1,145
	CMBX NA A.6 Index	A/P	3,560	325,000	715	5/11/63	200 bp — Monthly	4,383
	CMBX NA A.6 Index	A/P	2,940	261,000	574	5/11/63	200 bp — Monthly	3,601
	CMBX NA A.6 Index	A/P	3,457	250,000	550	5/11/63	200 bp — Monthly	4,090
	CMBX NA A.6 Index	A/P	1,939	191,000	420	5/11/63	200 bp — Monthly	2,423
	CMBX NA A.6 Index	A/P	1,277	156,000	343	5/11/63	200 bp — Monthly	1,672
	CMBX NA A.6 Index	A/P	714	76,000	167	5/11/63	200 bp — Monthly	906
	CMBX NA A.7 Index	A-/P	656	135,000	2,336	1/17/47	200 bp — Monthly	3,036
	CMBX NA A.7 Index	A-/P	(5)	11,000	190	1/17/47	200 bp — Monthly	189
	CMBX NA A.7 Index	A-/P	(2)	2,000	35	1/17/47	200 bp — Monthly	33
	CMBX NA BB.6 Index	BB/P	1,468	7,000	1,091	5/11/63	500 bp — Monthly	383
	CMBX NA BB.6 Index	BB/P	11,026	61,000	9,504	5/11/63	500 bp — Monthly	1,573
	CMBX NA BBB-.6 Index	BBB-/P	821	7,000	592	5/11/63	300 bp — Monthly	233
	CMBX NA BBB-.6 Index	BBB-/P	1,039	8,000	677	5/11/63	300 bp — Monthly	366
	CMBX NA BBB-.6 Index	BBB-/P	2,007	14,000	1,184	5/11/63	300 bp — Monthly	829
	CMBX NA BBB-.6 Index	BBB-/P	1,266	15,000	1,269	5/11/63	300 bp — Monthly	5
	CMBX NA BBB-.6 Index	BBB-/P	2,617	31,000	2,623	5/11/63	300 bp — Monthly	10
	CMBX NA BBB-.6 Index	BBB-/P	3,987	35,000	2,961	5/11/63	300 bp — Monthly	1,044
	CMBX NA BBB-.6 Index	BBB-/P	4,238	36,000	3,046	5/11/63	300 bp — Monthly	1,210
	CMBX NA BBB-.6 Index	BBB-/P	4,560	43,000	3,638	5/11/63	300 bp — Monthly	944
	CMBX NA BBB-.6 Index	BBB-/P	6,441	44,000	3,722	5/11/63	300 bp — Monthly	2,741
	CMBX NA BBB-.6 Index	BBB-/P	6,984	45,000	3,807	5/11/63	300 bp — Monthly	3,200
	CMBX NA BBB-.6 Index	BBB-/P	8,118	54,000	4,568	5/11/63	300 bp — Monthly	3,577
	CMBX NA BBB-.6 Index	BBB-/P	6,536	57,000	4,822	5/11/63	300 bp — Monthly	1,742
	CMBX NA BBB-.6 Index	BBB-/P	7,344	62,000	5,245	5/11/63	300 bp — Monthly	2,130
	CMBX NA BBB-.6 Index	BBB-/P	10,094	76,000	6,430	5/11/63	300 bp — Monthly	3,703
	CMBX NA BBB-.6 Index	BBB-/P	11,268	88,000	7,445	5/11/63	300 bp — Monthly	3,867
	CMBX NA BBB-.6 Index	BBB-/P	9,983	93,000	7,868	5/11/63	300 bp — Monthly	2,161
	CMBX NA BBB-.6 Index	BBB-/P	8,770	94,000	7,952	5/11/63	300 bp — Monthly	865
	CMBX NA BBB-.6 Index	BBB-/P	8,273	98,000	8,291	5/11/63	300 bp — Monthly	31
	CMBX NA BBB-.6 Index	BBB-/P	17,385	124,000	10,490	5/11/63	300 bp — Monthly	6,956
	CMBX NA BBB-.6 Index	BBB-/P	15,926	130,000	10,998	5/11/63	300 bp — Monthly	4,993
	CMBX NA BBB-.6 Index	BBB-/P	20,536	135,000	11,421	5/11/63	300 bp — Monthly	9,182
	CMBX NA BBB-.6 Index	BBB-/P	12,750	139,000	11,759	5/11/63	300 bp — Monthly	1,060
	CMBX NA BBB-.6 Index	BBB-/P	22,748	211,000	17,851	5/11/63	300 bp — Monthly	5,003
	CMBX NA BBB-.6 Index	BBB-/P	23,830	223,000	18,866	5/11/63	300 bp — Monthly	5,076
	CMBX NA BBB-.6 Index	BBB-/P	34,739	282,000	23,857	5/11/63	300 bp — Monthly	11,023
	CMBX NA BBB-.6 Index	BBB-/P	41,278	390,000	32,994	5/11/63	300 bp — Monthly	8,479
	CMBX NA BBB-.6 Index	BBB-/P	48,077	419,000	35,447	5/11/63	300 bp — Monthly	12,839
	CMBX NA BBB-.6 Index	BBB-/P	50,008	470,000	39,762	5/11/63	300 bp — Monthly	10,481
	CMBX NA BBB-.6 Index	BBB-/P	49,475	470,000	39,762	5/11/63	300 bp — Monthly	9,948
	CMBX NA BBB-.6 Index	BBB-/P	64,868	610,000	51,606	5/11/63	300 bp — Monthly	13,567
	CMBX NA BBB-.6 Index	BBB-/P	224,418	1,852,000	156,679	5/11/63	300 bp — Monthly	68,665
	CMBX NA BBB-.6 Index	BBB-/P	310,210	2,560,000	216,576	5/11/63	300 bp — Monthly	94,914
	CMBX NA BBB-.7 Index	BBB-/P	74	1,000	16	1/17/47	300 bp — Monthly	59
	CMBX NA BBB-.7 Index	BBB-/P	40,697	598,000	9,329	1/17/47	300 bp — Monthly	31,667

Upfront premium received			2,239,521		Unrealized appreciation			540,611

Upfront premium (paid)			(927)		Unrealized (depreciation)			(153)

	Total		$2,238,594				Total	$540,458
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2019. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(1,252)	$12,000	$1,046	11/17/59	(500 bp) — Monthly	$(216)
	CMBX NA BB.10 Index	(987)	9,000	785	11/17/59	(500 bp) — Monthly	(211)
	CMBX NA BB.11 Index	(3,610)	50,000	3,685	11/18/54	(500 bp) — Monthly	33
	CMBX NA BB.11 Index	(4,535)	35,000	2,580	11/18/54	(500 bp) — Monthly	(1,984)
	CMBX NA BB.11 Index	(1,131)	12,000	884	11/18/54	(500 bp) — Monthly	(257)
	CMBX NA BB.7 Index	(36,698)	288,000	20,563	1/17/47	(500 bp) — Monthly	(16,375)
	CMBX NA BB.8 Index	(2,980)	24,000	2,791	10/17/57	(500 bp) — Monthly	(209)
	CMBX NA BB.9 Index	(10,425)	101,000	5,979	9/17/58	(500 bp) — Monthly	(4,530)
	CMBX NA BB.9 Index	(2,903)	45,000	2,664	9/17/58	(500 bp) — Monthly	(277)
	CMBX NA BB.9 Index	(1,613)	25,000	1,480	9/17/58	(500 bp) — Monthly	(154)
	CMBX NA BBB-.7 Index	(2,324)	56,000	874	1/17/47	(300 bp) — Monthly	(1,479)
	Credit Suisse International
	CMBX NA BB.10 Index	(2,854)	24,000	2,093	11/17/59	(500 bp) — Monthly	(781)
	CMBX NA BB.10 Index	(3,202)	24,000	2,093	11/17/59	(500 bp) — Monthly	(1,129)
	CMBX NA BB.10 Index	(1,616)	13,000	1,134	11/17/59	(500 bp) — Monthly	(493)
	CMBX NA BB.9 Index	(3,408)	34,000	2,013	9/17/58	(500 bp) — Monthly	(1,424)
	Goldman Sachs International
	CMBX NA BB.9 Index	(15,334)	96,000	5,683	9/17/58	(500 bp) — Monthly	(9,731)
	JPMorgan Securities LLC
	CMBX NA BB.12 Index	(2,280)	25,000	1,973	8/17/61	(500 bp) — Monthly	(328)
	CMBX NA BB.7 Index	(1,519)	12,000	857	1/17/47	(500 bp) — Monthly	(672)
	CMBX NA BB.9 Index	(22,504)	159,000	9,413	9/17/58	(500 bp) — Monthly	(13,224)
	CMBX NA BB.9 Index	(17,795)	126,000	7,459	9/17/58	(500 bp) — Monthly	(10,441)
	CMBX NA BB.9 Index	(4,293)	28,000	1,658	9/17/58	(500 bp) — Monthly	(2,659)
	CMBX NA BBB-.7 Index	(5,730)	151,000	2,356	1/17/47	(300 bp) — Monthly	(3,449)
	CMBX NA BBB-.7 Index	(3,832)	81,000	1,264	1/17/47	(300 bp) — Monthly	(2,609)
	CMBX NA BBB-.7 Index	(2,178)	60,000	936	1/17/47	(300 bp) — Monthly	(1,272)
	Merrill Lynch International
	CMBX NA BB.10 Index	(1,426)	12,000	1,046	11/17/59	(500 bp) — Monthly	(390)
	CMBX NA BB.10 Index	(1,265)	12,000	1,046	11/17/59	(500 bp) — Monthly	(228)
	CMBX NA BB.9 Index	(91,705)	896,000	53,043	9/17/58	(500 bp) — Monthly	(39,408)
	CMBX NA BB.9 Index	(2,014)	34,000	2,013	9/17/58	(500 bp) — Monthly	(25)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(1,259)	12,000	1,046	11/17/59	(500 bp) — Monthly	(222)
	CMBX NA BB.11 Index	(2,668)	28,000	2,064	11/18/54	(500 bp) — Monthly	(628)
	CMBX NA BB.9 Index	(31,748)	204,000	12,077	9/17/58	(500 bp) — Monthly	(19,842)
	CMBX NA BB.9 Index	(24,315)	179,000	10,597	9/17/58	(500 bp) — Monthly	(13,868)
	CMBX NA BB.9 Index	(23,827)	179,000	10,597	9/17/58	(500 bp) — Monthly	(13,379)
	CMBX NA BB.9 Index	(26,620)	177,000	10,478	9/17/58	(500 bp) — Monthly	(16,289)
	CMBX NA BB.9 Index	(22,969)	168,000	9,946	9/17/58	(500 bp) — Monthly	(13,164)
	CMBX NA BB.9 Index	(23,840)	158,000	9,354	9/17/58	(500 bp) — Monthly	(14,618)
	CMBX NA BB.9 Index	(20,169)	140,000	8,288	9/17/58	(500 bp) — Monthly	(11,998)
	CMBX NA BB.9 Index	(12,260)	81,000	4,795	9/17/58	(500 bp) — Monthly	(7,533)
	CMBX NA BB.9 Index	(12,260)	81,000	4,795	9/17/58	(500 bp) — Monthly	(7,533)
	CMBX NA BB.9 Index	(5,109)	68,000	4,026	9/17/58	(500 bp) — Monthly	(1,140)
	CMBX NA BB.9 Index	(2,462)	28,000	1,658	9/17/58	(500 bp) — Monthly	(827)
	CMBX NA BB.9 Index	(2,309)	27,000	1,598	9/17/58	(500 bp) — Monthly	(733)
	CMBX NA BBB-.7 Index	(4,061)	64,000	998	1/17/47	(300 bp) — Monthly	(3,094)

	Upfront premium received	—			Unrealized appreciation		33

	Upfront premium (paid)	(467,289)			Unrealized (depreciation)		(238,823)

	Total	$(467,289)				Total	$(238,790)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2019 through September 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $57,092,932.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $29,936.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,388,767.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,256,086.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $49,274,122 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $3,399,884 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors .
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $118,880 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,303,134 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,388,767 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,271,000	$—
Mortgage-backed securities	—	38,020,874	—
Purchased options outstanding	—	46,276	—
Purchased swap options outstanding	—	4,490,487	—
U.S. government and agency mortgage obligations	—	37,982,025	—
U.S. treasury obligations	—	246,151	—
Short-term investments	—	6,076,136	—

Totals by level	$—	$88,132,949	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(45,462)	$—	$—
Written options outstanding	—	(181,329)	—
Written swap options outstanding	—	(3,707,894)	—
Forward premium swap option contracts	—	84,424	—
TBA sale commitments	—	(7,107,031)	—
Interest rate swap contracts	—	(405,409)	—
Total return swap contracts	—	5,032	—
Credit default contracts	—	(1,469,637)	—

Totals by level	$(45,462)	$(12,781,844)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$47,200,000
Purchased swap option contracts (contract amount)	$133,700,000
Written TBA commitment option contracts (contract amount)	$52,000,000
Written swap option contracts (contract amount)	$104,400,000
Futures contracts (number of contracts)	80
Centrally cleared interest rate swap contracts (notional)	$130,700,000
OTC total return swap contracts (notional)	$11,000,000
OTC credit default contracts (notional)	$29,900,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com